Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Dividend Performers ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Dividend Performers ETF NAV
Account Value	$ 26,239	$ 19,479	$ 14,596	$ 18,936	$ 13,544	$ 12,304
Preferred-Plus ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Preferred-Plus ETF NAV
Account Value	$ 14,268	11,860	11,282	13,866	12,056	11,597
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 26,983	19,789	16,272	19,250	14,807	12,859
Nasdaq US Broad Dividend Achiever TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achiever TR
Account Value	$ 23,005	17,650	15,224	16,521	13,601	12,903
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,064	9,917	9,853	11,538	11,642	10,882
ICE BofA Core Plus Fixed Rate Preferred Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Account Value	$ 12,999	$ 10,855	$ 11,050	$ 13,211	$ 12,260	$ 11,819